INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2022
INCOME TAXES
Schedule of deferred income tax assets

	September 30,
	2021	2022
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	119,617	118,410
Impairment loss	35,840	36,567
Others	22,959	22,859

Non-current deferred income tax assets	178,416	177,835
Valuation allowances	(178,416)	(177,835)

Net non-current deferred income tax assets	—	—

Schedule of effective income tax rate reconciliation

	Year ended
	September 30,
	2020	2021	2022
	%	%	%
Statutory rate	25	25	25
Effect of preferential tax treatment	—	—	—
Change in valuation allowance	(24)	(25)	(25)
Over provision in prior year	—	—	(1)

Effective income tax rate	1	—	(1)